UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® High Income
Central Fund 2

May 31, 2012

1.861967.104

HICII-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 80.6%
	Principal Amount	Value
Convertible Bonds - 0.1%
Capital Goods - 0.1%
General Cable Corp.:
0.875% 11/15/13	$ 340,000	$ 327,463
4.5% 11/15/29 (d)	388,000	404,141
		731,604
Metals/Mining - 0.0%
Peabody Energy Corp. 4.75% 12/15/66	340,000	294,525
TOTAL CONVERTIBLE BONDS		1,026,129
Nonconvertible Bonds - 80.5%
Aerospace - 0.5%
Alliant Techsystems, Inc. 6.875% 9/15/20	945,000	1,001,700
Esterline Technologies Corp. 7% 8/1/20	620,000	686,650
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18	770,000	796,950
7.125% 3/15/21	1,185,000	1,229,438
		3,714,738
Air Transportation - 0.3%
Air Canada 9.25% 8/1/15 (e)	2,180,000	2,114,600
Delta Air Lines, Inc. pass-thru trust certificates 10.06% 1/2/16 (a)	31,995	0
		2,114,600
Automotive - 3.9%
ArvinMeritor, Inc.:
8.125% 9/15/15	140,000	148,400
10.625% 3/15/18	330,000	357,225
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19	845,000	847,113
8.25% 6/15/21	930,000	932,325
Dana Holding Corp.:
6.5% 2/15/19	330,000	348,150
6.75% 2/15/21	360,000	383,400
Delphi Corp.:
5.875% 5/15/19	1,745,000	1,843,069
6.125% 5/15/21	1,165,000	1,240,725
Exide Technologies 8.625% 2/1/18	715,000	527,313
Ford Motor Co.:
6.375% 2/1/29	330,000	370,188
6.625% 2/15/28	230,000	264,389
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
Ford Motor Co.: - continued
6.625% 10/1/28	$ 85,000	$ 100,101
7.125% 11/15/25	15,000	17,550
7.45% 7/16/31	420,000	547,050
Ford Motor Credit Co. LLC:
5% 5/15/18	2,330,000	2,545,506
5.75% 2/1/21	500,000	565,625
5.875% 8/2/21	4,610,000	5,236,647
8% 12/15/16	1,050,000	1,268,962
8.125% 1/15/20	1,750,000	2,222,572
General Motors Acceptance Corp. 8% 11/1/31	2,150,000	2,402,978
International Automotive Components Group SA 9.125% 6/1/18 (e)	850,000	769,250
Navistar International Corp. 8.25% 11/1/21	1,679,000	1,758,753
Stoneridge, Inc. 9.5% 10/15/17 (e)	330,000	343,200
Tenneco, Inc. 7.75% 8/15/18	330,000	354,750
Tomkins LLC/Tomkins, Inc. 9.25% 10/1/18	369,000	404,055
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (e)	1,488,000	1,562,400
		27,361,696
Banks & Thrifts - 1.7%
Ally Financial, Inc.:
3.6669% 2/11/14 (g)	585,000	573,300
4.5% 2/11/14	585,000	582,075
5.5% 2/15/17	1,180,000	1,177,050
6.25% 12/1/17	610,000	625,250
7.5% 9/15/20	2,380,000	2,594,200
8% 3/15/20	1,735,000	1,956,213
Citigroup Capital XXI 8.3% 12/21/77 (g)	670,000	675,863
GMAC LLC:
6.75% 12/1/14	1,878,000	1,943,730
8% 11/1/31	1,440,000	1,623,600
		11,751,281
Broadcasting - 0.6%
Clear Channel Communications, Inc. 10.75% 8/1/16	405,000	263,250
Nexstar Broadcasting, Inc.:
7% 1/15/14	52,000	50,700
7% 1/15/14 pay-in-kind	1,588,997	1,549,272
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Broadcasting - continued
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. 8.875% 4/15/17	$ 285,000	$ 300,675
Univision Communications, Inc. 6.875% 5/15/19 (e)	2,155,000	2,095,738
		4,259,635
Building Materials - 3.5%
Associated Materials LLC 9.125% 11/1/17	3,645,000	3,180,263
Building Materials Corp. of America 6.75% 5/1/21 (e)	565,000	576,300
CEMEX Espana SA (Luxembourg) 9.875% 4/30/19 (e)	1,350,000	1,120,500
CEMEX SA de CV:
5.4697% 9/30/15 (e)(g)	3,720,000	3,087,600
9% 1/11/18 (e)	3,330,000	2,763,900
General Cable Corp.:
2.8432% 4/1/15 (g)	1,240,000	1,159,400
7.125% 4/1/17	1,805,000	1,850,125
Headwaters, Inc. 7.625% 4/1/19	2,100,000	2,005,500
Interline Brands, Inc. 7% 11/15/18	345,000	355,350
Masco Corp.:
5.95% 3/15/22	1,450,000	1,486,560
6.125% 10/3/16	210,000	224,375
7.125% 3/15/20	875,000	931,875
Masonite International Corp. 8.25% 4/15/21 (e)	310,000	316,200
Ply Gem Industries, Inc. 8.25% 2/15/18	3,070,000	2,962,550
Summit Materials LLC/Summit Materials Finance Corp. 10.5% 1/31/20 (e)	825,000	860,063
USG Corp.:
7.875% 3/30/20 (e)	750,000	761,250
8.375% 10/15/18 (e)	910,000	946,400
		24,588,211
Cable TV - 2.9%
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	2,970,000	3,036,825
6.625% 1/31/22	1,305,000	1,337,625
7% 1/15/19	3,460,000	3,633,000
7.375% 6/1/20	900,000	963,000
7.875% 4/30/18	240,000	257,400
CSC Holdings LLC:
6.75% 11/15/21 (e)	1,175,000	1,196,973
8.625% 2/15/19	785,000	875,275
DISH DBS Corp. 6.75% 6/1/21	1,575,000	1,622,250
EchoStar Communications Corp. 7.125% 2/1/16	660,000	702,900
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (e)	$ 275,000	$ 288,063
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 7.5% 3/15/19 (e)	210,000	215,775
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 8.125% 12/1/17 (e)	420,000	443,100
UPCB Finance III Ltd. 6.625% 7/1/20 (e)	4,415,000	4,271,513
UPCB Finance V Ltd. 7.25% 11/15/21 (e)	880,000	888,800
UPCB Finance VI Ltd. 6.875% 1/15/22 (e)	450,000	444,375
		20,176,874
Capital Goods - 0.6%
Amsted Industries, Inc. 8.125% 3/15/18 (e)	1,145,000	1,210,838
Briggs & Stratton Corp. 6.875% 12/15/20	325,000	341,250
CNH Capital LLC 6.25% 11/1/16 (e)	705,000	736,725
Coleman Cable, Inc. 9% 2/15/18	2,075,000	2,163,188
		4,452,001
Chemicals - 1.7%
Celanese US Holdings LLC:
5.875% 6/15/21	430,000	447,200
6.625% 10/15/18	660,000	696,300
Chemtura Corp. 7.875% 9/1/18	1,310,000	1,359,125
Georgia Gulf Corp. 9% 1/15/17 (e)	1,080,000	1,212,300
Hexion US Finance Corp. 6.625% 4/15/20 (e)	225,000	228,083
INEOS Finance PLC:
7.5% 5/1/20 (e)	1,230,000	1,217,700
8.375% 2/15/19 (e)	455,000	467,513
INEOS Group Holdings PLC 8.5% 2/15/16 (e)	1,220,000	1,098,000
Kinove German Bondco GmbH 9.625% 6/15/18 (e)	390,000	398,775
Kraton Polymers LLC/Kraton Polymers Capital Corp. 6.75% 3/1/19	410,000	420,250
LyondellBasell Industries NV:
5% 4/15/19 (e)	2,275,000	2,320,500
5.75% 4/15/24 (e)	905,000	934,413
6% 11/15/21 (e)	520,000	556,400
NOVA Chemicals Corp. 8.625% 11/1/19	335,000	374,363
Taminco Global Chemical Corp. 9.75% 3/31/20 (e)	195,000	198,413
		11,929,335
Consumer Products - 0.2%
Elizabeth Arden, Inc. 7.375% 3/15/21	220,000	237,050
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Consumer Products - continued
Libbey Glass, Inc. 6.875% 5/15/20 (e)	$ 780,000	$ 785,850
Prestige Brands, Inc. 8.125% 2/1/20 (e)	120,000	130,800
		1,153,700
Containers - 3.1%
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (e)	550,000	580,250
9.125% 10/15/20 (e)	465,000	476,625
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc. 9.125% 10/15/20 (e)	1,425,000	1,446,375
Berry Plastics Corp. 5.2167% 2/15/15 (g)	3,800,000	3,781,000
Graphic Packaging International, Inc. 7.875% 10/1/18	425,000	469,625
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (e)	2,115,000	2,146,725
7.125% 4/15/19 (e)	535,000	550,381
7.875% 8/15/19 (e)	1,940,000	2,051,550
8.5% 2/15/21 (d)(e)	3,225,000	2,983,125
9% 4/15/19 (e)	1,050,000	1,000,125
9.875% 8/15/19 (e)	1,005,000	1,003,744
9.875% 8/15/19 (e)	580,000	578,550
Sealed Air Corp.:
8.125% 9/15/19 (e)	1,405,000	1,520,913
8.375% 9/15/21 (e)	1,560,000	1,708,200
Solo Cup Co. 8.5% 2/15/14	400,000	400,000
Tekni-Plex, Inc. 9.75% 6/1/19 (e)	850,000	841,500
		21,538,688
Diversified Financial Services - 7.8%
Aircastle Ltd.:
9.75% 8/1/18	275,000	299,750
9.75% 8/1/18 (e)	625,000	681,250
CIT Group, Inc.:
5% 5/15/17	2,370,000	2,328,525
5.25% 3/15/18	1,815,000	1,787,775
5.375% 5/15/20	1,600,000	1,536,000
5.5% 2/15/19 (e)	915,000	889,838
7% 5/2/16 (e)	6,984,000	6,949,080
7% 5/2/17 (e)	2,876,310	2,861,929
Eileme 2 AB 11.625% 1/31/20 (e)	420,000	409,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18	5,095,000	5,394,331
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
International Lease Finance Corp.:
5.625% 9/20/13	$ 910,000	$ 916,588
5.75% 5/15/16	835,000	835,000
5.875% 5/1/13	705,000	715,575
6.25% 5/15/19	1,620,000	1,620,000
6.625% 11/15/13	1,450,000	1,482,625
7.125% 9/1/18 (e)	2,680,000	2,941,300
8.625% 9/15/15	5,555,000	6,054,950
8.625% 1/15/22	2,250,000	2,548,125
8.75% 3/15/17	3,975,000	4,382,438
8.875% 9/1/17	2,640,000	2,943,600
Penson Worldwide, Inc. 12.5% 5/15/17 (e)	1,840,000	745,200
SLM Corp.:
6% 1/25/17	700,000	689,920
6.25% 1/25/16	735,000	738,675
7.25% 1/25/22	980,000	955,500
8% 3/25/20	2,985,000	3,059,625
8.45% 6/15/18	965,000	1,018,075
		54,785,174
Diversified Media - 0.4%
Clear Channel Worldwide Holdings, Inc.:
7.625% 3/15/20 (e)	115,000	108,100
7.625% 3/15/20 (e)	800,000	760,000
Entravision Communication Corp. 8.75% 8/1/17	583,000	601,219
Lamar Media Corp. 5.875% 2/1/22 (e)	290,000	291,450
Nielsen Finance LLC/Nielsen Finance Co. 7.75% 10/15/18	1,125,000	1,209,375
		2,970,144
Electric Utilities - 6.5%
Atlantic Power Corp. 9% 11/15/18 (e)	1,960,000	1,989,400
Calpine Corp.:
7.5% 2/15/21 (e)	7,415,000	7,730,138
7.875% 7/31/20 (e)	4,870,000	5,150,025
7.875% 1/15/23 (e)	140,000	148,050
CMS Energy Corp. 8.75% 6/15/19	340,000	416,500
Dolphin Subsidiary II, Inc. 7.25% 10/15/21 (e)	1,165,000	1,266,938
Energy Future Holdings Corp. 10% 1/15/20	365,000	391,463
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	1,625,000	1,750,938
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.: - continued
11% 10/1/21	$ 172,000	$ 166,840
11.75% 3/1/22 (e)	2,255,000	2,300,100
Everest Acquisition LLC / Everest Acquisition Finance, Inc.:
6.875% 5/1/19 (e)	865,000	886,625
9.375% 5/1/20 (e)	1,795,000	1,830,900
GenOn Energy, Inc.:
9.5% 10/15/18	2,155,000	2,004,150
9.875% 10/15/20	3,205,000	2,964,625
InterGen NV 9% 6/30/17 (e)	2,015,000	2,025,075
Mirant Americas Generation LLC:
8.5% 10/1/21	2,825,000	2,415,375
9.125% 5/1/31	1,684,000	1,422,980
NRG Energy, Inc.:
7.625% 5/15/19	645,000	625,650
7.875% 5/15/21	695,000	668,938
NSG Holdings II, LLC 7.75% 12/15/25 (e)	946,000	946,000
Puget Energy, Inc. 6% 9/1/21	960,000	1,034,669
RRI Energy, Inc. 7.875% 6/15/17	1,970,000	1,743,450
The AES Corp.:
7.375% 7/1/21 (e)	1,245,000	1,344,600
8% 10/15/17	2,940,000	3,263,400
9.75% 4/15/16	660,000	773,850
TXU Corp. 6.5% 11/15/24	350,000	162,750
		45,423,429
Energy - 9.5%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	460,000	450,800
7% 5/20/22	985,000	965,300
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	695,000	681,100
6.5% 5/20/21	289,000	279,608
Antero Resources Finance Corp. 7.25% 8/1/19 (e)	1,390,000	1,398,618
ATP Oil & Gas Corp. 11.875% 5/1/15	3,205,000	1,698,650
Atwood Oceanics, Inc. 6.5% 2/1/20	175,000	179,813
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19	1,135,000	1,146,350
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Calumet Specialty Products Partners LP/Calumet Finance Corp.: - continued
9.375% 5/1/19	$ 310,000	$ 313,100
Chesapeake Energy Corp.:
6.125% 2/15/21	3,040,000	2,857,600
6.625% 8/15/20	675,000	644,625
6.875% 11/15/20	1,340,000	1,269,650
7.25% 12/15/18	535,000	516,275
9.5% 2/15/15	2,290,000	2,415,950
Chesapeake Midstream Partners LP/CHKM Finance Corp. 6.125% 7/15/22	925,000	878,750
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)	695,000	601,175
Comstock Resources, Inc. 7.75% 4/1/19	2,000,000	1,840,000
Continental Resources, Inc.:
7.125% 4/1/21	380,000	416,100
7.375% 10/1/20	550,000	602,250
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19	1,300,000	1,309,750
Denbury Resources, Inc. 8.25% 2/15/20	743,000	796,868
Edgen Murray Corp. 12.25% 1/15/15	2,550,000	2,581,875
Energy Transfer Equity LP 7.5% 10/15/20	3,685,000	3,979,800
Expro Finance Luxembourg SCA 8.5% 12/15/16 (e)	4,500,000	4,500,000
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	1,010,000	914,050
Forest Oil Corp. 7.25% 6/15/19	2,675,000	2,434,250
Frontier Oil Corp. 6.875% 11/15/18	530,000	556,500
Gulfmark Offshore, Inc. 6.375% 3/15/22 (e)	205,000	206,538
Hornbeck Offshore Services, Inc. 5.875% 4/1/20 (e)	725,000	714,125
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21	3,230,000	3,230,000
7% 10/1/18	1,290,000	1,309,350
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (e)	2,750,000	2,619,375
6.5% 5/15/19 (e)	1,325,000	1,275,313
7.75% 2/1/21	650,000	664,625
8.625% 4/15/20	1,490,000	1,579,400
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.25% 6/15/22	1,565,000	1,604,125
MRC Global, Inc. 9.5% 12/15/16	3,020,000	3,231,400
Offshore Group Investment Ltd. 11.5% 8/1/15	450,000	481,500
Oil States International, Inc. 6.5% 6/1/19	885,000	913,763
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Parker Drilling Co. 9.125% 4/1/18	$ 445,000	$ 465,025
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (e)	1,710,000	1,662,975
Pioneer Drilling Co. 9.875% 3/15/18	535,000	561,750
Plains Exploration & Production Co.:
6.75% 2/1/22	1,160,000	1,145,500
7.625% 4/1/20	960,000	1,008,000
Precision Drilling Corp. 6.5% 12/15/21	155,000	156,163
Quicksilver Resources, Inc. 7.125% 4/1/16	200,000	175,000
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18	890,000	916,700
Samson Investment Co. 9.75% 2/15/20 (e)	970,000	965,150
SESI LLC 6.375% 5/1/19	1,165,000	1,226,163
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	465,000	462,675
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.375% 8/1/22 (e)	415,000	409,813
6.875% 2/1/21	440,000	448,800
7.875% 10/15/18	1,235,000	1,272,050
WPX Energy, Inc.:
5.25% 1/15/17 (e)	725,000	717,750
6% 1/15/22 (e)	885,000	851,813
		66,503,648
Environmental - 0.2%
Covanta Holding Corp.:
6.375% 10/1/22	720,000	739,800
7.25% 12/1/20	825,000	895,562
		1,635,362
Food & Drug Retail - 1.9%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (e)	1,690,000	1,782,950
Rite Aid Corp.:
7.5% 3/1/17	1,145,000	1,133,550
9.25% 3/15/20 (e)	95,000	90,963
9.25% 3/15/20 (e)	3,185,000	3,057,600
9.5% 6/15/17	4,520,000	4,350,500
10.375% 7/15/16	2,140,000	2,247,000
Tops Markets LLC 10.125% 10/15/15	375,000	401,250
		13,063,813
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - 1.0%
Bumble Bee Acquisition Corp. 9% 12/15/17 (e)	$ 2,076,000	$ 2,055,240
C&S Group Enterprises LLC 8.375% 5/1/17 (e)	2,736,000	2,859,120
Dean Foods Co. 7% 6/1/16	827,413	861,544
JBS Finance II Ltd. 8.25% 1/29/18 (e)	445,000	409,400
JBS USA LLC/JBS USA Finance, Inc.:
7.25% 6/1/21 (e)	45,000	40,500
8.25% 2/1/20 (e)	615,000	590,400
		6,816,204
Gaming - 2.3%
Ameristar Casinos, Inc. 7.5% 4/15/21	1,245,000	1,297,913
Caesars Operating Escrow LLC / Caesars Escrow Corp. 8.5% 2/15/20 (e)	2,680,000	2,673,300
Chester Downs & Marina LLC 9.25% 2/1/20 (e)	240,000	247,800
MGM Mirage, Inc.:
7.5% 6/1/16	470,000	478,813
7.625% 1/15/17	1,725,000	1,733,625
7.75% 3/15/22	2,260,000	2,226,100
8.625% 2/1/19 (e)	3,075,000	3,251,813
Pinnacle Entertainment, Inc. 7.75% 4/1/22	250,000	263,125
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22 (e)	2,965,000	2,868,638
7.75% 8/15/20	805,000	875,438
		15,916,565
Healthcare - 8.7%
Air Medical Group Holdings, Inc. 9.25% 11/1/18 (e)	680,000	688,500
Alere, Inc. 9% 5/15/16	1,140,000	1,140,000
Carriage Services, Inc. 7.875% 1/15/15	705,000	710,288
Community Health Systems, Inc.:
8% 11/15/19	6,320,000	6,462,200
8.875% 7/15/15	1,074,000	1,098,165
Emergency Medical Services Corp. 8.125% 6/1/19	1,920,000	1,958,400
Endo Pharmaceuticals Holdings, Inc. 7% 12/15/20	920,000	954,500
Fresenius Medical Care US Finance II, Inc. 6.5% 9/15/18 (e)	335,000	349,238
Grifols, Inc. 8.25% 2/1/18	375,000	397,500
HCA, Inc.:
6.5% 2/15/20	2,455,000	2,583,888
7.25% 9/15/20	1,025,000	1,110,895
7.875% 2/15/20	2,290,000	2,510,298
8% 10/1/18	2,000,000	2,210,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
HCA, Inc.: - continued
8.5% 4/15/19	$ 1,420,000	$ 1,569,100
Health Management Associates, Inc. 7.375% 1/15/20 (e)	250,000	256,250
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19	2,285,000	2,159,325
Inverness Medical Innovations, Inc. 7.875% 2/1/16	2,415,000	2,421,038
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (e)	260,000	278,200
Kindred Healthcare, Inc. 8.25% 6/1/19	210,000	183,750
Mylan, Inc. 6% 11/15/18 (e)	3,515,000	3,629,238
Omega Healthcare Investors, Inc.:
5.875% 3/15/24 (e)	2,155,000	2,133,450
6.75% 10/15/22	2,335,000	2,469,263
7.5% 2/15/20	1,430,000	1,544,400
Radiation Therapy Services, Inc. 8.875% 1/15/17 (e)	845,000	806,975
Rotech Healthcare, Inc. 10.75% 10/15/15	500,000	477,500
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	975,000	1,033,500
Stewart Enterprises, Inc. 6.5% 4/15/19	485,000	499,550
Tenet Healthcare Corp.:
6.25% 11/1/18 (e)	935,000	942,013
8.875% 7/1/19	1,335,000	1,478,513
USPI Finance Corp. 9% 4/1/20 (e)	495,000	513,563
Valeant Pharmaceuticals International:
6.5% 7/15/16 (e)	1,020,000	1,048,050
6.75% 8/15/21 (e)	810,000	744,188
6.875% 12/1/18 (e)	3,535,000	3,481,975
7% 10/1/20 (e)	715,000	693,550
7.25% 7/15/22 (e)	1,100,000	1,050,500
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc.:
7.75% 2/1/19	1,280,000	1,244,800
7.75% 2/1/19 (e)	1,135,000	1,103,788
8% 2/1/18	1,520,000	1,497,200
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (g)	4,816,531	4,997,151
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (e)	560,000	526,400
		60,957,102
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - 1.7%
CB Richard Ellis Services, Inc.:
6.625% 10/15/20	$ 710,000	$ 752,600
11.625% 6/15/17	1,620,000	1,826,550
KB Home:
5.875% 1/15/15	133,000	127,680
6.25% 6/15/15	177,000	170,363
7.25% 6/15/18	600,000	564,000
8% 3/15/20	1,225,000	1,188,250
9.1% 9/15/17	610,000	617,625
Realogy Corp.:
7.625% 1/15/20 (e)	1,535,000	1,565,700
7.875% 2/15/19 (e)	295,000	279,513
11.5% 4/15/17	1,030,000	908,975
Standard Pacific Corp.:
8.375% 5/15/18	1,385,000	1,481,950
8.375% 1/15/21	1,935,000	2,070,450
		11,553,656
Hotels - 0.7%
FelCor Lodging LP 6.75% 6/1/19	2,595,000	2,601,488
Host Hotels & Resorts LP:
5.875% 6/15/19	1,400,000	1,498,000
6% 10/1/21 (e)	610,000	652,700
		4,752,188
Leisure - 0.7%
Dave & Buster's Parent, Inc. 0% 2/15/16 (e)	1,600,000	1,080,000
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	850,000	939,250
NCL Corp. Ltd. 11.75% 11/15/16	765,000	877,838
Royal Caribbean Cruises Ltd.:
11.875% 7/15/15	1,590,000	1,915,950
yankee 7.25% 6/15/16	205,000	222,425
		5,035,463
Metals/Mining - 2.0%
Aleris International, Inc. 7.625% 2/15/18	485,000	485,000
Alpha Natural Resources, Inc.:
6% 6/1/19	1,550,000	1,395,000
6.25% 6/1/21	900,000	805,500
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (e)	230,000	197,800
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
Calcipar SA 6.875% 5/1/18 (e)	$ 235,000	$ 235,000
CONSOL Energy, Inc.:
8% 4/1/17	3,445,000	3,445,000
8.25% 4/1/20	1,675,000	1,675,000
FMG Resources (August 2006) Pty Ltd.:
7% 11/1/15 (e)	1,970,000	1,960,150
8.25% 11/1/19 (e)	1,485,000	1,527,620
Peabody Energy Corp.:
6% 11/15/18 (e)	940,000	935,300
7.375% 11/1/16	360,000	396,000
Penn Virginia Resource Partners LP/Penn Virginia Finance Corp. 8.375% 6/1/20 (e)	590,000	590,000
SunCoke Energy, Inc. 7.625% 8/1/19	215,000	212,313
		13,859,683
Paper - 0.9%
AbitibiBowater, Inc. 10.25% 10/15/18	69,000	78,143
Mercer International, Inc. 9.5% 12/1/17	925,000	959,688
NewPage Corp. 11.375% 12/31/14 (c)	5,306,000	3,289,720
Sappi Papier Holding AG 6.625% 4/15/21 (e)	415,000	390,100
Xerium Technologies, Inc. 8.875% 6/15/18	2,290,000	1,717,500
		6,435,151
Publishing/Printing - 0.2%
Cengage Learning Acquisitions, Inc. 11.5% 4/15/20 (e)	575,000	570,688
Cenveo Corp. 7.875% 12/1/13	1,095,000	1,018,350
TL Acquisitions, Inc. 10.5% 1/15/15 (e)	200,000	147,000
		1,736,038
Restaurants - 0.5%
DineEquity, Inc. 9.5% 10/30/18	2,095,000	2,275,694
Landry's Acquisition Co. 9.375% 5/1/20 (e)	490,000	492,450
Roadhouse Financing, Inc. 10.75% 10/15/17	515,000	485,388
		3,253,532
Services - 1.1%
ARAMARK Corp. 3.9659% 2/1/15 (g)	2,470,000	2,457,650
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
2.9669% 5/15/14 (g)	950,000	938,125
7.75% 5/15/16	1,065,000	1,092,690
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (e)(g)	1,829,930	1,884,828
The Geo Group, Inc.:
6.625% 2/15/21	235,000	242,638
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Services - continued
The Geo Group, Inc.: - continued
7.75% 10/15/17	$ 240,000	$ 255,600
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (e)(g)	455,000	472,063
UR Financing Escrow Corp. 5.75% 7/15/18 (e)	455,000	461,825
		7,805,419
Shipping - 1.7%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	3,675,000	3,454,500
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	3,165,000	2,816,850
8.875% 11/1/17	1,870,000	1,907,400
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	225,000	202,500
Ship Finance International Ltd. 8.5% 12/15/13	2,310,000	2,281,125
Teekay Corp. 8.5% 1/15/20	710,000	727,750
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	690,000	593,400
		11,983,525
Steel - 0.5%
Essar Steel Algoma, Inc. 9.375% 3/15/15 (e)	1,520,000	1,558,000
JMC Steel Group, Inc. 8.25% 3/15/18 (e)	1,950,000	1,969,500
		3,527,500
Super Retail - 2.1%
Asbury Automotive Group, Inc. 7.625% 3/15/17	3,436,000	3,530,490
Claire's Stores, Inc.:
8.875% 3/15/19	195,000	164,775
9% 3/15/19 (e)	3,890,000	3,899,725
J. Crew Group, Inc. 8.125% 3/1/19	1,705,000	1,711,394
Limited Brands, Inc.:
6.625% 4/1/21	1,675,000	1,783,875
7% 5/1/20	605,000	665,500
Office Depot, Inc. 9.75% 3/15/19 (e)	580,000	562,600
Sally Holdings LLC 6.875% 11/15/19 (e)	540,000	572,400
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14	1,270,000	876,300
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17	610,000	658,800
		14,425,859
Technology - 4.8%
Avaya, Inc.:
7% 4/1/19 (e)	7,925,000	7,073,063
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
Avaya, Inc.: - continued
9.75% 11/1/15	$ 5,385,000	$ 4,469,550
10.125% 11/1/15 pay-in-kind (g)	6,298,138	5,227,455
CDW LLC/CDW Finance Corp.:
8% 12/15/18	555,000	588,300
8.5% 4/1/19	2,040,000	2,101,200
Ceridian Corp. 11.25% 11/15/15	285,000	259,350
CommScope, Inc. 8.25% 1/15/19 (e)	855,000	880,650
First Data Corp.:
7.375% 6/15/19 (e)	470,000	470,000
8.25% 1/15/21 (e)	1,212,000	1,175,640
8.75% 1/15/22 pay-in-kind (e)(g)	975,000	943,313
10.55% 9/24/15 pay-in-kind (g)	327,398	325,761
12.625% 1/15/21	1,305,000	1,229,963
Freescale Semiconductor, Inc.:
8.05% 2/1/20	500,000	475,000
9.25% 4/15/18 (e)	1,545,000	1,645,425
10.125% 3/15/18 (e)	1,680,000	1,810,200
Jabil Circuit, Inc. 5.625% 12/15/20	390,000	406,575
Lawson Software, Inc. 9.375% 4/1/19 (e)	415,000	425,375
Lucent Technologies, Inc. 6.45% 3/15/29	540,000	371,250
Sanmina-SCI Corp. 7% 5/15/19 (e)	1,535,000	1,473,600
Serena Software, Inc. 10.375% 3/15/16	210,000	216,563
Spansion LLC 7.875% 11/15/17	965,000	926,400
Viasystems, Inc. 7.875% 5/1/19 (e)	1,120,000	1,092,000
		33,586,633
Telecommunications - 5.7%
Broadview Networks Holdings, Inc. 11.375% 9/1/12	2,400,000	1,872,000
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (e)	995,000	868,138
Clearwire Escrow Corp. 12% 12/1/15 (e)	930,000	806,775
Cricket Communications, Inc. 7.75% 10/15/20	3,395,000	3,106,425
Digicel Group Ltd. 9.125% 1/15/15 pay-in-kind (e)(g)	281,000	276,785
Dycom Investments, Inc. 7.125% 1/15/21	535,000	548,375
Frontier Communications Corp.:
8.25% 4/15/17	935,000	958,375
8.5% 4/15/20	2,240,000	2,262,400
Intelsat Jackson Holdings SA:
7.25% 4/1/19	1,710,000	1,707,863
7.5% 4/1/21	2,310,000	2,310,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Intelsat Luxembourg SA:
11.25% 2/4/17	$ 380,000	$ 376,200
11.5% 2/4/17 pay-in-kind (g)	5,101,391	5,012,117
MetroPCS Wireless, Inc. 6.625% 11/15/20	1,705,000	1,641,063
Nextel Communications, Inc. 7.375% 8/1/15	5,635,000	5,508,213
NII Capital Corp. 7.625% 4/1/21	520,000	434,200
Sprint Capital Corp. 6.9% 5/1/19	7,580,000	6,594,600
Sprint Nextel Corp. 9% 11/15/18 (e)	465,000	502,200
Telesat Canada/Telesat LLC 6% 5/15/17 (e)	1,120,000	1,100,400
Wind Acquisition Finance SA:
7.25% 2/15/18 (e)	1,270,000	1,085,850
11.75% 7/15/17 (e)	1,315,000	1,117,750
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (e)(g)	1,900,335	1,318,305
Windstream Corp. 7% 3/15/19	570,000	558,600
		39,966,634
Textiles & Apparel - 0.6%
Hanesbrands, Inc. 6.375% 12/15/20	3,240,000	3,304,800
Phillips-Van Heusen Corp. 7.375% 5/15/20	645,000	704,663
		4,009,463
TOTAL NONCONVERTIBLE BONDS		563,042,944
TOTAL CORPORATE BONDS (Cost $555,125,878)		564,069,073
Commercial Mortgage Securities - 0.0%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (e)(g) (Cost $103,096)	144,561	75,013
Common Stocks - 0.4%
	Shares
Banks & Thrifts - 0.1%
CIT Group, Inc. (a)	22,691	775,805
Building Materials - 0.3%
Nortek, Inc. (a)	39,086	1,873,392
Common Stocks - continued
	Shares	Value
Publishing/Printing - 0.0%
RDA Holding Co. warrants 2/19/14 (a)(h)	6,468	$ 0
Services - 0.0%
Penhall Acquisition Co.:
Class A (a)	763	61,040
Class B (a)	254	20,320
		81,360
TOTAL COMMON STOCKS (Cost $4,132,802)		2,730,557
Preferred Stocks - 2.0%

Convertible Preferred Stocks - 1.2%
Banks & Thrifts - 1.0%
Bank of America Corp. Series L, 7.25%	3,566	3,330,644
Huntington Bancshares, Inc. 8.50%	3,170	3,674,030
		7,004,674
Electric Utilities - 0.1%
PPL Corp. 8.75%	6,900	361,215
Energy - 0.1%
Chesapeake Energy Corp. Series A, 5.75% (e)	1,100	910,250
TOTAL CONVERTIBLE PREFERRED STOCKS		8,276,139
Nonconvertible Preferred Stocks - 0.8%
Banks & Thrifts - 0.3%
Ally Financial, Inc. 7.00% (e)	2,830	2,405,500
Diversified Financial Services - 0.5%
Citigroup Capital XIII 7.875%	28,064	742,573
GMAC Capital Trust I Series 2, 8.125%	103,471	2,371,555
		3,114,128
TOTAL NONCONVERTIBLE PREFERRED STOCKS		5,519,628
TOTAL PREFERRED STOCKS (Cost $12,942,674)		13,795,767
Floating Rate Loans - 10.6%
	Principal Amount
Aerospace - 0.1%
Sequa Corp. term loan 3.72% 12/3/14 (g)	$ 1,065,091	1,043,789
Floating Rate Loans - continued
	Principal Amount	Value
Air Transportation - 1.0%
US Airways Group, Inc. term loan 2.7398% 3/23/14 (g)	$ 7,172,774	$ 6,796,203
Automotive - 0.4%
Delphi Corp. Tranche B, term loan 3.5% 3/31/17 (g)	199,353	199,103
Federal-Mogul Corp.:
Tranche B, term loan 2.1775% 12/27/14 (g)	1,616,884	1,519,871
Tranche C, term loan 2.1775% 12/27/15 (g)	824,941	775,444
		2,494,418
Broadcasting - 0.6%
Univision Communications, Inc. term loan 4.4888% 3/31/17 (g)	4,141,398	3,794,556
VNU, Inc. Tranche C, term loan 3.4888% 5/1/16 (g)	638,727	627,549
		4,422,105
Cable TV - 0.4%
Cequel Communications LLC Tranche B, term loan 4% 2/14/19 (g)	3,215,000	3,142,663
Capital Goods - 0.1%
SRAM LLC.:
2nd LN, term loan 8.5% 12/7/18 (g)	245,000	245,000
Tranche B 1LN, term loan 4.7685% 6/7/18 (g)	702,257	695,235
		940,235
Electric Utilities - 0.5%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7388% 10/10/17 (g)	6,098,139	3,575,034
Energy - 0.2%
CCS, Inc. Tranche B, term loan 3.2388% 11/14/14 (g)	688,841	663,009
Chesapeake Energy Corp. term loan 8.5% 12/2/17 (g)	750,000	730,313
		1,393,322
Food & Drug Retail - 0.2%
Rite Aid Corp. Tranche ABL, term loan 1.99% 6/4/14 (g)	1,121,263	1,087,625
Gaming - 0.1%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (g)	696,110	691,759
Healthcare - 0.8%
Community Health Systems, Inc.:
term loan 3.9669% 1/25/17 (g)	381,766	373,176
Tranche B, term loan 2.573% 7/25/14 (g)	633,621	620,948
Floating Rate Loans - continued
	Principal Amount	Value
Healthcare - continued
Emergency Medical Services Corp. Tranche B, term loan 5.2783% 5/25/18 (g)	$ 920,556	$ 903,295
HCA, Inc.:
Tranche B2, term loan 3.7197% 3/31/17 (g)	504,058	488,937
Tranche B3, term loan 3.4888% 5/1/18 (g)	1,493,935	1,449,117
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (g)	762,001	747,752
VWR Funding, Inc. term loan 2.7388% 6/29/14 (g)	1,381,655	1,355,818
		5,939,043
Publishing/Printing - 0.4%
Thomson Learning Tranche B, term loan 2.49% 7/5/14 (g)	2,882,846	2,608,975
Restaurants - 0.5%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.7236% 6/14/13 (g)	322,095	314,043
term loan 2.5625% 6/14/14 (g)	3,256,788	3,175,369
		3,489,412
Services - 0.2%
ServiceMaster Co.:
term loan 2.7945% 7/24/14 (g)	1,008,140	977,896
Tranche DD, term loan 2.74% 7/24/14 (g)	100,392	97,380
		1,075,276
Super Retail - 0.6%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (g)	4,505,000	4,426,163
Technology - 3.1%
Avaya, Inc.:
term loan 3.2169% 10/27/14 (g)	2,108,213	1,981,721
Tranche B 3LN, term loan 4.9669% 10/26/17 (g)	4,234,781	3,737,194
CDW Corp. Tranche B, term loan 4% 7/15/17 (g)	3,930,234	3,714,071
First Data Corp. term loan 4.2388% 3/24/18 (g)	8,789,895	7,998,761
Freescale Semiconductor, Inc. term loan 4.4888% 12/1/16 (g)	2,198,298	2,049,913
Lawson Software, Inc. Tranche B, term loan 6.25% 4/5/18 (g)	1,580,000	1,576,050
SunGard Data Systems, Inc. Tranche C, term loan 3.9888% 2/28/17 (g)	431,240	425,849
		21,483,559
Telecommunications - 1.4%
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (g)	783,038	772,310
Floating Rate Loans - continued
	Principal Amount	Value
Telecommunications - continued
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (g)	$ 7,006,038	$ 5,815,011
Intelsat Jackson Holdings SA:
term loan 3.2388% 2/1/14 (g)	1,250,000	1,221,875
Tranche B, term loan 5.25% 4/2/18 (g)	1,732,351	1,717,280
		9,526,476
TOTAL FLOATING RATE LOANS (Cost $74,744,792)		74,136,057
Preferred Securities - 0.3%

Banks & Thrifts - 0.3%
Bank of America Corp.:
8% (f)(g)	465,000	483,281
8.125% (f)(g)	1,890,000	1,925,027
TOTAL PREFERRED SECURITIES (Cost $2,309,345)		2,408,308
Money Market Funds - 4.2%
	Shares
Fidelity Cash Central Fund, 0.17% (b) (Cost $29,499,714)	29,499,714	29,499,714
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $678,858,301)		686,714,489
NET OTHER ASSETS (LIABILITIES) - 1.9%		12,967,266
NET ASSETS - 100%		$ 699,681,755
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $199,263,312 or 28.5% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
RDA Holding Co. warrants 2/19/14	2/27/07 - 3/7/07	$ 2,004,800
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 22,669
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ -	$ -	$ -	$ -
Energy	910,250	-	910,250	-
Financials	13,300,107	10,894,607	2,405,500	-
Industrials	1,954,752	1,873,392	-	81,360
Utilities	361,215	361,215	-	-
Corporate Bonds	564,069,073	-	564,069,073	-
Commercial Mortgage Securities	75,013	-	-	75,013
Floating Rate Loans	74,136,057	-	74,136,057	-
Preferred Securities	2,408,308	-	2,408,308	-
Money Market Funds	29,499,714	29,499,714	-	-
Total Investments in Securities:	$ 686,714,489	$ 42,628,928	$ 643,929,188	$ 156,373
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 167,202
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	1,808
Cost of Purchases	-
Proceeds of Sales	(11,940)
Amortization/Accretion	(697)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 156,373
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ 1,808

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $670,169,655. Net unrealized appreciation aggregated $16,544,834, of which $37,678,918 related to appreciated investment securities and $21,134,084 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Specialized High Income
Central Fund

May 31, 2012

1.834744.106

SHI-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 87.8%
	Principal Amount	Value
Aerospace - 0.6%
Huntington Ingalls Industries, Inc. 6.875% 3/15/18	$ 2,645,000	$ 2,737,575
Air Transportation - 2.8%
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	692,534	746,205
6.75% 9/15/15 (c)	2,535,000	2,554,013
Continental Airlines, Inc. 9.25% 5/10/17	316,703	347,186
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16	690,000	690,000
6.75% 11/23/15	690,000	696,900
8.021% 8/10/22	2,364,270	2,411,556
8.954% 8/10/14	349,132	356,569
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	1,195,173	1,219,077
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	1,204,750	1,192,702
9.75% 1/15/17	1,557,063	1,782,837
12% 1/15/16 (c)	243,394	265,299
		12,262,344
Automotive - 8.3%
Dana Holding Corp.:
6.5% 2/15/19	4,350,000	4,589,250
6.75% 2/15/21	1,035,000	1,102,275
Delphi Corp.:
5.875% 5/15/19	4,170,000	4,404,354
6.125% 5/15/21	3,330,000	3,546,450
Ford Motor Co. 7.45% 7/16/31	2,620,000	3,412,550
Ford Motor Credit Co. LLC:
3.875% 1/15/15	2,730,000	2,843,743
5% 5/15/18	2,305,000	2,518,194
5.625% 9/15/15	1,310,000	1,441,000
5.875% 8/2/21	1,305,000	1,482,391
6.625% 8/15/17	5,835,000	6,739,425
7% 4/15/15	1,630,000	1,829,675
8% 12/15/16	2,350,000	2,840,057
		36,749,364
Building Materials - 2.7%
Building Materials Corp. of America:
6.75% 5/1/21 (c)	2,690,000	2,743,800
6.875% 8/15/18 (c)	4,960,000	5,096,400
Griffon Corp. 7.125% 4/1/18	1,765,000	1,769,413
Nonconvertible Bonds - continued
	Principal Amount	Value
Building Materials - continued
Masco Corp. 5.95% 3/15/22	$ 1,175,000	$ 1,204,626
USG Corp. 7.875% 3/30/20 (c)	1,270,000	1,289,050
		12,103,289
Cable TV - 5.7%
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	4,000,000	4,090,000
6.625% 1/31/22	1,030,000	1,055,750
7% 1/15/19	4,180,000	4,389,000
7.25% 10/30/17	2,420,000	2,595,450
CSC Holdings LLC:
6.75% 11/15/21 (c)	1,070,000	1,090,009
8.625% 2/15/19	2,185,000	2,436,275
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 8.125% 12/1/17 (c)	3,610,000	3,808,550
UPCB Finance III Ltd. 6.625% 7/1/20 (c)	4,275,000	4,136,063
UPCB Finance V Ltd. 7.25% 11/15/21 (c)	1,940,000	1,959,400
		25,560,497
Capital Goods - 0.6%
Amsted Industries, Inc. 8.125% 3/15/18 (c)	1,150,000	1,216,125
Terex Corp. 6.5% 4/1/20	1,245,000	1,241,888
		2,458,013
Chemicals - 0.9%
Celanese US Holdings LLC 6.625% 10/15/18	1,655,000	1,746,025
INEOS Finance PLC 8.375% 2/15/19 (c)	290,000	297,975
LyondellBasell Industries NV:
5% 4/15/19 (c)	1,040,000	1,060,800
5.75% 4/15/24 (c)	690,000	712,425
6% 11/15/21 (c)	330,000	353,100
		4,170,325
Containers - 2.5%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (c)	2,420,000	2,553,100
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 7.875% 8/15/19 (c)	5,855,000	6,191,663
Sealed Air Corp.:
8.125% 9/15/19 (c)	1,450,000	1,569,625
8.375% 9/15/21 (c)	770,000	843,150
		11,157,538
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - 11.5%
Aircastle Ltd.:
6.75% 4/15/17 (c)	$ 660,000	$ 666,600
9.75% 8/1/18	2,735,000	2,981,150
9.75% 8/1/18 (c)	400,000	436,000
CIT Group, Inc.:
5% 5/15/17	2,670,000	2,623,275
5.25% 3/15/18	1,625,000	1,600,625
5.375% 5/15/20	705,000	676,800
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	10,005,000	10,505,238
8% 1/15/18	6,630,000	7,019,513
ILFC E-Capital Trust II 6.25% 12/21/65 (c)(d)	460,000	331,200
International Lease Finance Corp.:
5.65% 6/1/14	4,040,000	4,090,500
5.75% 5/15/16	560,000	560,000
5.875% 4/1/19	485,000	480,150
6.25% 5/15/19	1,815,000	1,815,000
6.75% 9/1/16 (c)	745,000	799,013
7.125% 9/1/18 (c)	1,560,000	1,712,100
8.625% 9/15/15	5,280,000	5,755,200
8.75% 3/15/17	4,135,000	4,558,838
8.875% 9/1/17	1,820,000	2,029,300
Reynolds Group DL Escrow LLC 7.75% 10/15/16 (b)(c)	1,995,000	2,104,725
SLM Corp. 6% 1/25/17	450,000	443,520
		51,188,747
Electric Utilities - 9.5%
Atlantic Power Corp. 9% 11/15/18 (c)	1,715,000	1,740,725
Calpine Construction Finance Co. LP 8% 6/1/16 (c)	4,140,000	4,429,800
Dolphin Subsidiary II, Inc. 6.5% 10/15/16 (c)	2,295,000	2,421,225
Everest Acquisition LLC / Everest Acquisition Finance, Inc. 6.875% 5/1/19 (c)	545,000	558,625
InterGen NV 9% 6/30/17 (c)	3,780,000	3,798,900
IPALCO Enterprises, Inc.:
5% 5/1/18	1,280,000	1,271,424
7.25% 4/1/16 (c)	2,175,000	2,359,875
NSG Holdings II, LLC 7.75% 12/15/25 (c)	7,250,000	7,250,000
NV Energy, Inc. 6.25% 11/15/20	1,855,000	2,035,829
Otter Tail Corp. 9% 12/15/16	1,300,000	1,404,000
Puget Energy, Inc. 6.5% 12/15/20	3,400,000	3,693,420
The AES Corp.:
7.375% 7/1/21 (c)	4,070,000	4,395,600
Nonconvertible Bonds - continued
	Principal Amount	Value
Electric Utilities - continued
The AES Corp.: - continued
7.75% 10/15/15	$ 3,020,000	$ 3,352,200
8% 10/15/17	1,710,000	1,898,100
9.75% 4/15/16	1,305,000	1,530,113
		42,139,836
Energy - 12.4%
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	730,000	715,400
6.5% 5/20/21	268,000	259,290
Chesapeake Energy Corp.:
6.125% 2/15/21	2,360,000	2,218,400
6.775% 3/15/19	655,000	625,525
6.875% 11/15/20	3,450,000	3,268,875
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	240,000	229,200
6.125% 7/15/22	590,000	560,500
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (c)	595,000	514,675
Denbury Resources, Inc. 6.375% 8/15/21	3,055,000	3,177,200
Energy Transfer Equity LP 7.5% 10/15/20	3,050,000	3,294,000
Exterran Holdings, Inc. 7.25% 12/1/18	5,445,000	5,118,300
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	2,971,000	2,688,755
Frontier Oil Corp.:
6.875% 11/15/18	3,625,000	3,806,250
8.5% 9/15/16	3,320,000	3,510,900
Hornbeck Offshore Services, Inc.:
5.875% 4/1/20 (c)	460,000	453,100
8% 9/1/17	930,000	974,175
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21	242,000	242,000
7% 10/1/18	1,855,000	1,882,825
Kinder Morgan Finance Co. LLC 6% 1/15/18 (c)	3,085,000	3,169,838
Oil States International, Inc. 6.5% 6/1/19	2,185,000	2,256,013
Pan American Energy LLC 7.875% 5/7/21 (c)	2,840,000	2,513,400
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (c)	595,000	578,638
Petroleum Geo-Services ASA 7.375% 12/15/18 (c)	1,065,000	1,102,275
Plains Exploration & Production Co. 6.125% 6/15/19	2,455,000	2,387,488
Precision Drilling Corp.:
6.5% 12/15/21	100,000	100,750
6.625% 11/15/20	3,830,000	3,887,450
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
SESI LLC 7.125% 12/15/21 (c)	$ 1,790,000	$ 1,915,300
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22 (c)	1,855,000	1,831,813
WPX Energy, Inc.:
5.25% 1/15/17 (c)	1,160,000	1,148,400
6% 1/15/22 (c)	1,055,000	1,015,438
		55,446,173
Environmental - 2.2%
Covanta Holding Corp.:
6.375% 10/1/22	640,000	657,600
7.25% 12/1/20	8,410,000	9,129,307
		9,786,907
Food/Beverage/Tobacco - 0.3%
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (c)	1,215,000	1,166,400
Gaming - 0.8%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20	3,285,000	3,572,438
Healthcare - 5.5%
Fresenius Medical Care US Finance II, Inc. 5.625% 7/31/19 (c)	2,030,000	2,009,700
HCA, Inc.:
5.875% 3/15/22	370,000	368,150
6.5% 2/15/20	925,000	973,563
7.25% 9/15/20	70,000	75,866
8.5% 4/15/19	1,290,000	1,425,450
9.875% 2/15/17	172,000	187,480
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	1,635,000	1,684,050
Mylan, Inc.:
6% 11/15/18 (c)	510,000	526,575
7.625% 7/15/17 (c)	660,000	722,700
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	575,000	608,063
7.5% 2/15/20	645,000	696,600
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	2,015,000	2,135,900
Senior Housing Properties Trust 6.75% 4/15/20	3,490,000	3,804,589
Valeant Pharmaceuticals International:
6.5% 7/15/16 (c)	3,890,000	3,996,975
6.75% 8/15/21 (c)	460,000	422,625
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
Valeant Pharmaceuticals International: - continued
6.875% 12/1/18 (c)	$ 4,790,000	$ 4,718,150
7% 10/1/20 (c)	130,000	126,100
		24,482,536
Homebuilders/Real Estate - 1.3%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	3,540,000	3,752,400
D.R. Horton, Inc. 4.75% 5/15/17	2,140,000	2,161,400
		5,913,800
Hotels - 0.3%
Host Hotels & Resorts LP:
5.875% 6/15/19	750,000	802,500
9% 5/15/17	485,000	535,925
		1,338,425
Leisure - 2.3%
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	2,770,000	3,060,850
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	500,000	535,600
yankee:
7.25% 6/15/16	5,305,000	5,755,925
7.5% 10/15/27	965,000	969,825
		10,322,200
Metals/Mining - 1.8%
Boart Longyear Management Pty Ltd. 7% 4/1/21 (c)	1,370,000	1,417,950
CONSOL Energy, Inc. 8% 4/1/17	2,030,000	2,030,000
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (c)	1,545,000	1,510,238
7% 11/1/15 (c)	1,600,000	1,592,000
Vedanta Resources PLC:
6.75% 6/7/16 (c)	1,350,000	1,228,500
8.25% 6/7/21 (c)	315,000	272,475
		8,051,163
Paper - 0.2%
Louisiana-Pacific Corp. 7.5% 6/1/20 (c)	1,055,000	1,076,100
Services - 0.8%
Audatex North America, Inc. 6.75% 6/15/18 (c)	140,000	144,200
Nonconvertible Bonds - continued
	Principal Amount	Value
Services - continued
FTI Consulting, Inc.:
6.75% 10/1/20	$ 1,610,000	$ 1,692,593
7.75% 10/1/16	1,475,000	1,526,625
		3,363,418
Shipping - 1.0%
Navios Maritime Holdings, Inc. 8.875% 11/1/17	3,280,000	3,345,600
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	525,000	315,000
8.125% 3/30/18	1,125,000	798,750
		4,459,350
Steel - 1.4%
Steel Dynamics, Inc.:
6.75% 4/1/15	3,100,000	3,146,500
7.625% 3/15/20	2,935,000	3,140,450
		6,286,950
Super Retail - 1.9%
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17	7,525,000	7,694,313
Toys 'R' Us, Inc. 7.375% 9/1/16 (c)	995,000	990,025
		8,684,338
Technology - 2.1%
Amkor Technology, Inc.:
6.625% 6/1/21	925,000	878,750
7.375% 5/1/18	3,905,000	3,885,475
Seagate HDD Cayman:
6.875% 5/1/20	495,000	516,038
7.75% 12/15/18	855,000	919,125
Seagate Technology HDD Holdings 6.8% 10/1/16	1,300,000	1,433,250
Viasystems, Inc. 7.875% 5/1/19 (c)	1,935,000	1,886,625
		9,519,263
Telecommunications - 7.9%
Equinix, Inc. 8.125% 3/1/18	3,295,000	3,595,669
Nextel Communications, Inc.:
5.95% 3/15/14	925,000	920,375
6.875% 10/31/13	4,485,000	4,485,000
7.375% 8/1/15	5,890,000	5,757,475
Qwest Communications International, Inc.:
7.125% 4/1/18	1,220,000	1,293,200
8% 10/1/15	2,330,000	2,461,191
Sprint Capital Corp. 8.75% 3/15/32	265,000	223,263
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Sprint Nextel Corp.:
6% 12/1/16	$ 3,603,000	$ 3,296,745
7% 3/1/20 (c)	1,350,000	1,356,750
9% 11/15/18 (c)	1,190,000	1,285,200
U.S. West Communications 7.5% 6/15/23	2,500,000	2,500,000
VimpelCom Holdings BV:
4.4707% 6/29/14 (c)(d)	1,820,000	1,783,600
6.2546% 3/1/17 (c)	3,280,000	3,034,000
7.5043% 3/1/22 (c)	940,000	848,350
Wind Acquisition Finance SA 7.25% 2/15/18 (c)	2,520,000	2,154,600
		34,995,418
Textiles & Apparel - 0.5%
Hanesbrands, Inc. 6.375% 12/15/20	1,995,000	2,034,900
TOTAL NONCONVERTIBLE BONDS (Cost $376,360,617)		391,027,307
Floating Rate Loans - 4.2%

Automotive - 2.0%
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (d)	2,079,288	2,071,490
Federal-Mogul Corp.:
Tranche B, term loan 2.1775% 12/27/14 (d)	4,775,540	4,489,007
Tranche C, term loan 2.1775% 12/27/15 (d)	2,649,314	2,490,356
		9,050,853
Cable TV - 0.1%
UPC Broadband Holding BV Tranche AB, term loan 4.75% 12/31/17 (d)	595,000	583,100
Capital Goods - 0.3%
Husky Intermediate, Inc. Tranche B, term loan 6.5% 6/30/18 (d)	1,394,463	1,384,004
Consumer Products - 0.2%
Visant Corp. Tranche B, term loan 5.25% 12/22/16 (d)	974,845	952,911
Energy - 0.5%
Chesapeake Energy Corp. term loan 8.5% 12/2/17 (d)	1,350,000	1,314,563
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (d)	870,000	843,900
		2,158,463
Floating Rate Loans - continued
	Principal Amount	Value
Food & Drug Retail - 0.2%
SUPERVALU, Inc. Tranche B 3LN, term loan 4.5% 4/29/18 (d)	$ 712,800	$ 700,625
Metals/Mining - 0.3%
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (d)	1,275,000	1,236,750
Publishing/Printing - 0.3%
Newsday LLC term loan 10.5% 8/1/13	1,535,000	1,561,863
Super Retail - 0.3%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (d)	1,155,000	1,134,788
TOTAL FLOATING RATE LOANS (Cost $18,258,361)		18,763,357
Money Market Funds - 6.7%
	Shares
Fidelity Cash Central Fund, 0.17% (a) (Cost $29,658,964)	29,658,964	29,658,964
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $424,277,942)		439,449,628
NET OTHER ASSETS (LIABILITIES) - 1.3%		5,884,781
NET ASSETS - 100%		$ 445,334,409
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $119,257,650 or 26.8% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,691
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 391,027,307	$ -	$ 391,027,307	$ -
Floating Rate Loans	18,763,357	-	18,763,357	-
Money Market Funds	29,658,964	29,658,964	-	-
Total Investments in Securities:	$ 439,449,628	$ 29,658,964	$ 409,790,664	$ -
Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $420,519,329. Net unrealized appreciation aggregated $18,930,299, of which $22,903,649 related to appreciated investment securities and $3,973,350 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2012